Meeder
Advisor Funds

International Equity Fund

2001
Semi-Annual Report

June 30, 2001


Meeder
Advisor Funds

P.O. Box 7177
Dublin, Ohio 43017
800-494-3539

Distributed by
Adviser Dealer Services, Inc.

Meeder
Advisor Funds


Past performance is not a guarantee of future results. All performance figures represent total returns and average annual total returns for the periods ended 6/30/01. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the historical performance shown. The Investment Advisor waived a portion of its management fees and/or reimbursed expenses in order to reduce the operating expenses of The International Equity Fund during each period shown above. To obtain a prospectus containing more information about the Fund, including fees and expenses that apply to a continued investment in the Fund, you may call (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Read the prospectus carefully before investing. Meeder Advisor Funds are distributed by Adviser Dealer Services, Inc., which is affiliated with Meeder Advisor Funds and The Flex-funds.

Meeder
Advisor Funds

Meeder
Advisor Funds

--------------------------------------------------------------------------------
Performance Perspective

Period and Average Annual Total Returns as of June 30, 2001

--------------------------------------------------------------------------------
Before sales charges
--------------------------------------------------------------------------------
Year to Date                                                           -15.80%
1 year                                                                 -24.89%
3 years                                                                 -0.47%
Life of Fund*                                                            2.70%

--------------------------------------------------------------------------------
Net of sales charges**
--------------------------------------------------------------------------------
Year to Date                                                           -20.65%
1 year                                                                 -29.21%
3 years                                                                 -2.41%
Life of Fund*                                                            1.13%

*    Inception Date 9/2/97
**   Reflects the deduction of maximum sales charge of 5.75%

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks may be magnified in countries with emerging markets, since those countries may have relatively unstable governments and less established economies.

Portfolio Manager

[PHOTO]

Andrew Hitchings
Portfolio Manager

International Equity Fund

--------------------------------------------------------------------------------
Semi-Annual Market Perspective

Declines continued to sweep through equity markets around the world in the first half of 2001, affecting nearly every region. For the six months ended June 30, 2001, The International Equity Fund returned -15.80% before sales charges, compared with the -14.87% total return of the MSCI EAFE Index over the same period

It seemed no region was immune to the bear market that punished global equity markets in the first six months of 2001. Only three countries in the EAFE Index
- Australia, New Zealand, and Ireland - posted positive returns for the year to date. European countries (ex. U.K.) have suffered the worst so far this year, declining nearly 20%, while the U.K. fell over 14%. Most of the negative performance in Europe came from the Nordic countries, especially Sweden (down 29%) and Finland (down 45%). In Asia, declines in the Pacific Rim nations topped 9% while Japan fell over 8%.

Among sectors around the world, technology stocks briefly rallied to begin both the 1st and 2nd Quarters, sparked in part by the aggressive interest rate reductions enacted by the U.S. Federal Reserve Board. In Europe, the United Kingdom, and Japan, our overweighted positions in technology and telecommunications adversely affected fund performance in 2001 when these short rallies ended. In select regions, we increased our exposure to more defensive sectors of the stock market to contain some of the losses and keep fund performance generally in line with its benchmark index.

We expect a difficult second half of 2001, with economic slowdowns continuing to weigh heavily on global equity markets. We are looking at select regions that may benefit more from a recovery, such as the Far East, to enhance fund performance in the quarters to come. Plus, further reductions in interest rates in the U.S., Europe, and Asia may prove positive for equity markets around the world.

--------------------------------------------------------------------------------
Regional Holdings                                          as of June 30, 2001

                                  [PIE CHART]

1) Europe                                                            46%
2) Japan                                                             23%
3) United Kingdom                                                    23%
4) Pacific Rim (ex. Japan)                                            4%
5) Australia/New Zealand                                              4%

                    Regional Holdings are subject to change.

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund

                                       Shares or
Security Description                  Face Amount Market Value
--------------------                  ----------- ------------

Common Stocks -- 100.0%
Advertising -- 0.1%
Cordiant Communications Group           11,300     $   28,368
                                                   ----------
Aerospace/Defense -- 0.3%
BAE Systems PLC                         17,818         85,809
                                                   ----------
Air Transportation -- 0.7%
Auckland International Airport Ltd.     13,500         20,820
British Airways PLC                     12,300         59,845
Ryanair Holdings PLC#                    5,900         61,351
Singapore Airlines Ltd.                  6,000         41,479
                                                   ----------
                                                      183,495
                                                   ----------
Apparel -- 0.3%
Industria de Diseno Textil SA#           5,043         80,692
                                                   ----------
Appliances -- 0.1%
Fisher & Paykel Industries Ltd.          5,800         27,776
                                                   ----------
Application Software -- 0.1%
Fuji Soft ABC, Inc.                        300         17,622
Sumisho Computer Systems Corp.             200          8,398
                                                   ----------
                                                       26,020
                                                   ----------
Autoparts -- 0.2%
Denso Corp.                              3,000         57,216
                                                   ----------
Auto & Truck -- 3.8%
Autobacs Seven Co.                         300          8,294
Bayerische Motoren Werke AG              4,282        142,120
Denway Motors Ltd.#                     92,000         33,026
Fiat SpA                                 3,042         59,804
GKN Ord.                                 5,494         52,994
Honda Motor Co., Ltd.                    3,000        131,741
Nissan Motor Co., Ltd.                  15,000        103,494
Toyota Motor Corp.                      14,300        503,062
                                                   ----------
                                                    1,034,535
                                                   ----------
Banking -- 15.6%
Abbey National PLC                       7,000        123,261
Asahi Bank Ltd.                          7,000         15,145
Banca Intesa SpA                        35,594        126,325
Banca Nazionale del Lavoro              46,293        145,670
Banco Bilbao Vizcaya Argentaria         11,354        147,267
Bank of East Asia                       22,000         51,053
Bank of Fukuoka Ltd.                     6,000         26,925
Bank of Yokohama Ltd.                    9,000         36,638
Barclays PLC                             5,883        181,389
Bayerische Hypo-und Vereinsbank AG       4,258        211,081
BNP Paribas SA                           1,361        118,763
DBS Group Holdings Ltd.                  7,600         55,876
Deutsche Bank AG                         4,324        310,665
DnB Holding ASA                         26,053        113,222
Halifax PLC                              8,730        101,495
Hang Seng Bank Ltd.                      7,200         73,848
HSBC Holdings PLC                       37,977        452,530
ING Groep NV                             6,578        424,085
Mitsubishi Tokyo Finance Group Inc.#        21        175,014
Mizuho Holdings, Inc.                       32        148,730
National Australia Bank Ltd.             7,090        126,682

                           International Equity Fund

                                       Shares or
Security Description                  Face Amount Market Value
--------------------                  ----------- ------------

Common Stocks -- continued
Overseas-Chinese Banking Corp., Ltd.     8,000     $   52,233
Royal Bank of Scotland Group PLC         6,063        134,373
Societe Generale                         2,347        139,358
Softbank Corp.                           1,300         42,608
Sumitomo Bank Ltd.                      20,000        165,078
Sumitomo Trust                           4,000         25,162
Svenska Handelsbanken AB                10,239        146,519
UBS AG                                   1,605        230,276
UFJ Holdings, Inc.#                          6         32,262
Westpac Banking Corp.                   11,252         82,927
Wing Hang Bank Ltd.                      7,000         26,699
                                                   ----------
                                                    4,243,159
                                                   ----------
Beverage (Alcoholic) -- 1.1%
Bass PLC                                 5,800         60,950
Diageo PLC                              10,620        117,159
Pernod -- Ricard                         1,743        122,506
                                                   ----------
                                                      300,615
                                                   ----------
Brewery -- 0.5%
Asahi Breweries                          5,000         56,054
Foster's Group Ltd.                     10,000         27,934
Interbrew                                2,110         56,598
                                                   ----------
                                                      140,586
                                                   ----------
Broadcasting/Cable TV -- 0.9%
British Sky Broadcasting Group PLC#     12,082        116,883
Reuters Holdings PLC                     8,568        111,851
Tokyo Broadcasting System, Inc.          1,000         19,232
                                                   ----------
                                                      247,966
                                                   ----------
Broadcasting/Publishing -- 0.4%
News Corporation Ltd.                   12,700        116,652
                                                   ----------
Building & Construction -- 3.5%
Bouygues SA                              3,955        134,020
CSR Ltd.                                12,700         45,964
Compagnie de St-Gobain                   1,315        179,156
Daikin Industries Ltd.                   1,000         18,511
Obayashi Corp.                          24,000         93,277
Sekisui House                            6,000         50,918
Suez Lyonnaise des Eaux SA               7,598        245,083
Vinci                                    2,867        183,133
                                                   ----------
                                                      950,062
                                                   ----------
Building Materials -- 0.6%
LaFarge                                  1,459        125,086
Wolseley PLC                             6,200         46,563
                                                   ----------
                                                      171,649
                                                   ----------
Casino Services -- 0.1%
Aristocrat Leisure Ltd.                  4,730         16,998
                                                   ----------
Cellular Telecommunications -- 0.2%
NTT DoCoMo, Inc.                             2         34,778
Orange SA#                               3,586         29,222
                                                   ----------
                                                       64,000
                                                   ----------

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund

                                     Shares or
Security Description                Face Amount Market Value
--------------------                ----------- ------------

Common Stocks -- continued
Chemicals -- 0.9%
Bayer AG                               4,374     $  172,092
Mitsui Chemicals, Inc.                 8,000         32,118
Shin-Etsu Chemical Co., Ltd.           1,000         36,702
                                                 ----------
                                                    240,912
                                                 ----------
Chemical (Diversified) -- 2.1%
Akzo Nobel NV                          3,716        157,716
Aventis SA                             4,151        332,273
BOC Group PLC                          6,210         91,344
                                                 ----------
                                                    581,333
                                                 ----------
Chemical (Specialty) -- 0.5%
L' Air Liquide SA                        863        124,315
                                                 ----------
Commercial Services -- 0.1%
Benesse Corp.                          1,000         31,333
                                                 ----------
Computer & Peripherals -- 1.2%
Cap Gemini SA                          1,510        110,232
Fujitsu Ltd.                           6,000         62,986
Logica PLC                             5,553         67,779
NEC Corp.                              6,000         81,016
                                                 ----------
                                                    322,013
                                                 ----------
Computer Software & Services -- 0.7%
Konami Co., Ltd.                         600         27,358
Sap Ag-Vorzug                          1,134        157,779
                                                 ----------
                                                    185,137
                                                 ----------
Computer Systems -- 0.1%
Itochu Techno Science Corp.              200         22,758
                                                 ----------
Containers (Paper & Plastic) -- 0.1%
Amcor Ltd.                            10,200         34,420
                                                 ----------
Cosmetics -- 0.4%
Kao Corp.                              4,000         99,367
                                                 ----------
Distribution Wholesaler -- 0.6%
Li & Fung Ltd.                        22,000         36,103
Marubeni Corp.#                       19,000         36,541
Mitsui & Co.                          12,000         80,680
                                                 ----------
                                                    153,324
                                                 ----------
Diversified -- 3.3%
BBA Group PLC                         10,600         37,555
BHP Billiton Ltd. -  Bonus Shares#    11,835         64,253
BHP Billiton Ltd.                     11,112         58,853
Brambles Industries Ltd.               1,400         34,255
Hutchison Whampoa Ltd.                23,800        240,295
Preussag AG                            3,748        113,898
Rio Tinto Ltd.                         3,240         56,385
Swire Pacific Ltd.                     7,000         36,257
Vivendi Universal                      3,635        212,442
Wharf Holdings Ltd.                   18,000         37,616
                                                 ----------
                                                    891,809
                                                 ----------
Diversified Conglomerates -- 0.2%
Mitsubishi Corp.                       8,000         64,428
                                                 ----------

                           International Equity Fund

                                              Shares or
Security Description                         Face Amount Market Value
--------------------                         ----------- ------------

Common Stocks -- continued
Drug -- 0.6%
Elan Corp. PLC#                                 1,375     $   85,608
Roche Holdings AG                                 956         68,980
                                                          ----------
                                                             154,588
                                                          ----------
E-Commerce -- 0.0%
QXLRicardo PLC#                                85,000          5,410
                                                          ----------
Electric Production -- 2.7%
Chubu Electric Power Co., Inc.                  3,400         72,201
CLP Holdings Ltd.                               6,800         28,508
Hitachi Ltd.                                   10,000         98,165
Mitsubishi Electric Corp.                       5,000         24,762
National Grid Group PLC                         9,500         70,406
Rohm Co., Ltd.                                    500         77,651
Sanyo Electric Co., Ltd.                        9,000         56,832
Scottish Power PLC                             14,100        104,299
Sharp Corp.                                     4,000         54,492
Tokyo Electric Power Co.                        3,500         90,592
Union Electric Fenosa                           3,605         67,475
                                                          ----------
                                                             745,383
                                                          ----------
Electronic Component -- 3.2%
Arm Holdings PLC#                               8,900         33,798
Chartered Semiconductor Manufacturing Ltd.#     6,000         15,012
Endesa SA                                      11,276        180,329
Fanuc Ltd.                                        600         29,858
Kyocera Corp.                                     600         52,889
Mabuchi Motor Co., Ltd.                           300         30,724
Matsushita Electric Industrial Co., Ltd.        5,000         78,211
Murata Manufacturing Co., Ltd.                    600         39,859
Sony Corp.                                      3,400        223,415
STMicroelectronics NV                           3,294        114,641
Sumitomo Electric Industries                    6,000         67,986
Venture Manufacturing Ltd.                      2,000         13,278
                                                          ----------
                                                             880,000
                                                          ----------
Electronic Measuring Instruments -- 0.2%
Advantest Corp.                                   200         17,133
Keyence Corp.                                     200         39,666
                                                          ----------
                                                              56,799
                                                          ----------
Electronics -- 0.1%
NGK Insulators Ltd.                             3,000         26,324
                                                          ----------
Engineering Research & Development -- 0.1%
Singapore Technologies Engineering Ltd.        16,000         22,649
                                                          ----------
Entertainment/Media -- 0.4%
Capcom Co., Ltd.                                  500         17,309
Pearson PLC                                     5,781         95,827
                                                          ----------
                                                             113,136
                                                          ----------
Finance -- 2.7%
Acom Co., Ltd.                                    700         61,760
Hong Kong Exchanges & Clearing Ltd.            16,000         28,514
Lloyds TSB Group PLC                           17,552        176,627
Man Group PLC                                   4,451         60,277

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund

                                                 Shares or
Security Description                            Face Amount Market Value
--------------------                            ----------- ------------

Common Stocks -- continued
Nomura Securities Co., Ltd.                        6,000     $  114,913
Orix Corp.                                           500         48,602
Provident Financial PLC                            6,700         70,455
Serono SA                                            177        175,841
                                                             ----------
                                                                736,989
                                                             ----------
Financial Services -- 0.9%
Daiwa Securities Group, Inc.                       4,000         41,830
Deutsche Boerse AG                                 3,615        127,960
Legal & General Group PLC                         31,434         71,690
                                                             ----------
                                                                241,480
                                                             ----------
Food (Diversified) -- 2.3%
Ajinomoto Co., Inc.                                3,000         32,166
Ariake Japan Co., Ltd.                             1,000         54,571
Compass Group PLC#                                13,700        110,253
Nestle SA                                          1,052        223,911
Royal Canin SA                                       970         90,490
Tesco PLC                                         35,200        127,699
                                                             ----------
                                                                639,090
                                                             ----------
Food (Retail) -- 0.7%
Delhaize Le Lion                                   2,725        161,571
Iceland Group PLC                                  7,500         19,094
                                                             ----------
                                                                180,665
                                                             ----------
Hotel/Gaming -- 0.3%
Hilton Group PLC                                  24,300         82,141
                                                             ----------
Household Products -- 0.3%
Asahi Glass Co., Ltd.                             10,000         83,019
                                                             ----------
Insurance (Multiline) -- 1.4%
Aegon NV                                           9,186        259,268
Zurich Financial Services Group                      343        117,152
                                                             ----------
                                                                376,420
                                                             ----------
Insurance (Property/Casualty) -- 1.7%
Allianz AG                                         1,282        375,166
Mitsui Marine & Fire Insurance Co., Ltd.          16,000         81,801
                                                             ----------
                                                                456,967
                                                             ----------
Insurance -- 3.0%
Assicurazioni Generali                             3,432        103,916
Axa                                                4,874        139,220
Fortis AG                                         10,465        253,172
Muenchener Rueckversicherungs--Gesellschaft AG       558        155,928
Swiss Re                                              85        170,118
                                                             ----------
                                                                822,354
                                                             ----------
Internet (Software) -- 0.1%
Emblaze Systems Ltd.#                              7,800         23,167
                                                             ----------
Investment Companies -- 0.2%
Amvescap PLC                                       2,800         48,908
                                                             ----------
Machinery -- 1.4%
Alstom                                             2,000         55,786
Brandrill Ltd.                                    12,000         11,011
Komori Corp.                                       4,000         54,492
Schneider SA                                       2,160        119,728

                           International Equity Fund

                                      Shares or
Security Description                 Face Amount Market Value
--------------------                 ----------- ------------

Common Stocks -- continued
SMC Corp.                                 700     $   74,886
Toyoda Automatic Loom Works, Ltd.       2,000         41,189
Tsubakimoto Chain Corp.                10,000         32,294
                                                  ----------
                                                     389,386
                                                  ----------
Manufacturing -- 1.6%
E.On AG                                 2,931        154,105
Mitsubishi Heavy Industries, Ltd.      16,000         72,955
NTN Corp.                               9,000         24,954
Siemens AG                              3,004        184,871
                                                  ----------
                                                     436,885
                                                  ----------
Medical Products -- 5.6%
AstraZeneca PLC                         4,114        192,771
Glaxosmithkline PLC                    26,870        760,072
Novartis AG                             5,480        198,620
ResMed, Inc.#                           2,000         10,580
Takeda Chemical Industries              5,000        232,391
Woolworths Ltd.                        16,400         91,959
Yamanouchi Pharmaceutical Co., Ltd.     1,000         28,047
                                                  ----------
                                                   1,514,440
                                                  ----------
Medical (Drugs) -- 1.5%
Banyu Pharmaceutical Co., Ltd.          4,000         73,243
Sanofi Synthelabo SA                    2,585        170,057
Schering AG                             2,259        118,888
Skyepharma PLC#                        30,000         34,581
                                                  ----------
                                                     396,769
                                                  ----------
Mining -- 0.4%
Mitsui Mining & Smelting Co., Ltd.      8,000         35,323
Rio Tinto PLC                           3,500         62,472
                                                  ----------
                                                      97,795
                                                  ----------
Networking Production -- 0.2%
Batm Advanced Communications, Ltd.#     9,500         10,077
Fibernet Group PLC#                     6,200         36,172
                                                  ----------
                                                      46,249
                                                  ----------
Office Automation & Equipment -- 0.5%
Canon, Inc.                             3,000        121,164
                                                  ----------
Oil & Natural Gas -- 8.0%
Amp Ltd.                                5,400         60,539
BP Amoco PLC                           86,000        710,951
ENI SpA                                15,715        192,278
Hong Kong & China Gas Co., Ltd.        18,348         23,053
Lattice Group PLC                      36,280         81,459
Royal Dutch Petroleum Co.               7,225        416,917
Santos Ltd.                             3,100         10,256
Statoil ASA#                           10,102         74,795
Tokyo Gas Co.                          45,000        136,670
Total Fina SA                           3,367        472,726
                                                  ----------
                                                   2,179,644
                                                  ----------
Optical Supplies -- 0.6%
Essilor International SA                  413        118,494
Hoya Corp.                                700         44,315
                                                  ----------
                                                     162,809
                                                  ----------

Schedule of Investments
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                           International Equity Fund

                                                    Shares or
Security Description                               Face Amount Market Value
--------------------                               ----------- ------------

Common Stocks -- continued
Paper & Forest Products -- 0.1%
Nippon Unipac Holding#                                    5     $   28,047
                                                                ----------
Photographic Equipment & Supplies -- 0.3%
Fuji Photo Film                                       2,000         86,225
                                                                ----------
Printing (Commercial) -- 0.2%
Dai Nippon Printing Co., Ltd.                         4,000         48,786
                                                                ----------
Protection (Safety Equipment) -- 0.5%
Kidde PLC                                            35,200         40,575
Secom Co., Ltd.                                       1,500         83,660
                                                                ----------
                                                                   124,235
                                                                ----------
Publishing -- 1.3%
Elsevier NV                                          10,341        129,036
Independent News & Media PLC                         23,007         45,894
Royal & Sun Alliance Insurance Group PLC              4,100         31,024
Singapore Press Holdings Ltd.                         2,800         30,726
Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit                                                3,628        123,185
                                                                ----------
                                                                   359,865
                                                                ----------
Public Thoroughfares -- 0.6%
Autostrade SpA                                       26,251        171,402
                                                                ----------
Real Estate Management & Investment -- 1.7%
Canary Wharf Group PLC#                               7,900         61,900
Chelsfield PLC                                        4,348         20,816
Cheung Kong Holdings Ltd.                             2,000         21,795
China Resources Enterprise                           19,000         32,033
City Developments Ltd.                                8,000         30,945
Henderson Land Development Co., Ltd.                  4,000         17,744
Keppel Land Ltd.                                     10,000         12,565
Leopalace21 Corp.#                                   12,000         54,524
Mitsubishi Estate Co., Ltd.                           7,000         64,340
New World Development Co., Ltd.                      19,000         23,142
Sun Hung Kai Properties Ltd.                         12,000        108,080
Westfield Holdings Ltd.                               3,300         23,550
                                                                ----------
                                                                   471,434
                                                                ----------
Real Estate Development -- 0.2%
Amoy Properties Ltd.                                 17,000         19,507
Kerry Properties Ltd.                                12,000         16,231
Shum Yip Investment Ltd.                             86,000         27,289
                                                                ----------
                                                                    63,027
                                                                ----------
Restaurant -- 0.1%
Luminar PLC                                           3,000         37,233
                                                                ----------
Retail -- 1.0%
Arcadia Group PLC                                    10,000         40,450
Fast Retailing Co., Ltd.                                200         34,779
Isetan Co., Ltd.                                      4,000         42,311
Pinault Pritemps Redoute SA                           1,109        160,975
                                                                ----------
                                                                   278,515
                                                                ----------
Retail Grocery -- 0.2%
Ito-Yokado Co., Ltd.                                  1,000         46,077
                                                                ----------

                           International Equity Fund

                                     Shares or
Security Description                Face Amount Market Value
--------------------                ----------- ------------

Common Stocks -- continued
Retail Store -- 0.1%
Debenhams PLC                           5,800    $   37,243
                                                 ----------
Steel (Integrated) -- 0.6%
Aichi Steel Corp.                      11,000        61,616
Kawasaki Steel Corp.                   16,000        18,976
Nippon Steel Corp.                     48,000        72,698
                                                 ----------
                                                    153,290
                                                 ----------
Telecommunications -- 4.2%
Deutsche Telekom AG                     8,600       196,519
Nippon Telegraph & Telephone Corp.         47       244,811
Portugal Telecom SA#                   23,549       164,714
Singapore Telecommunications Ltd.      29,000        30,232
Telecom Italia SpA                     37,246       240,190
Telephonica SA#                        21,913       270,828
                                                 ----------
                                                  1,147,294
                                                 ----------
Telecommunication Equipment -- 5.5%
Alcatel Alsthom                         2,364        49,565
France Telecom SA                       3,534       168,891
Nokia Oyj                              16,850       382,895
Telecom Italia Mobile SpA              11,076        56,909
Telefonaktiebolaget LM Ericsson AB     27,870       152,602
Vivendi Environnement                   1,697        71,607
Vodafone AirTouch PLC                 273,535       609,327
                                                 ----------
                                                  1,491,796
                                                 ----------
Telecommunication Services -- 1.4%
British Telecommunications PLC #       31,326       196,309
Rank Group PLC                         13,875        42,388
Telenor ASA                            21,011        86,801
Telestra Corp., Ltd.                   21,000        57,592
                                                 ----------
                                                    383,090
                                                 ----------
Television -- 0.1%
Fuji Television Network, Inc.               6        34,474
                                                 ----------
Textile -- 0.2%
Kuraray Co., Ltd.                       6,000        44,619
                                                 ----------
Tire & Rubber -- 0.1%
Bridgestone Corp.                       3,000        31,373
                                                 ----------
Tobacco -- 0.4%
British American Tobacco PLC           14,120       107,841
                                                 ----------
Toys -- 0.3%
Nintendo Co.                              400        72,762
                                                 ----------
Transportation -- 1.2%
Central Japan Railway Co.                  15        93,157
East Japan Railway Co.                     18       103,854
Exel PLC                                3,300        35,449
Railtrack Group PLC                     3,521        16,633
Yamato Transport Co., Ltd.              4,000        83,820
                                                 ----------
                                                    332,913
                                                 ----------

Schedule of Investments
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

                           International Equity Fund

                                                     Shares or
Security Description                                Face Amount Market Value
--------------------                                ----------- ------------

Common Stocks -- continued
Travel Services -- 0.3%
China Travel Int'l Investment Hong Kong Ltd.          60,000    $    11,308
Kuoni Reisen Holding AG                                  156         60,496
                                                                -----------
                                                                     71,804
                                                                -----------
Total Common Stocks
 (Cost $29,489,382)                                              27,190,722
                                                                -----------
Total Investments -- 100.0%
 (Cost $29,489,382)                                             $27,190,722
                                                                -----------
Trustee Deferred Compensation*
Flex-funds Highlands Growth Fund                         411    $     7,063
Flex-funds Muirfield Fund                                845          3,933
Flex-funds Total Return
 Utilities Fund                                          178          3,834
Meeder Advisor International Equity Fund                 367          4,465
                                                                -----------
Total Trustee Deferred Compensation (Cost $22,335)              $    19,295
                                                                -----------

Forward Currency Contracts

                                                                       Unrealized
Currency            Contract Amount  Contract Amount Contract Value   Appreciation  Delivery
Purchased          in Local Currency in U.S. Dollars in U.S. Dollars (Depreciation)   Date
---------          ----------------- --------------- --------------- -------------- --------
British Pound            (6,232)          (8,778)         (8,814)         (36)       7/2/01
Australian Dollar         8,028            4,075           4,092           17        7/3/01
Euro                    (28,181)         (24,241)        (23,921)         320        7/2/01

# Represents non-income producing securities.
* Assets of affiliates to the International Equity Fund held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

  Portfolio Composition by Country of Domicile as of June 30, 2001:
  Australia -- 3.44%     Netherlands -- 5.98%
  Belgium -- 1.73%       New Zealand -- .18%
  Euro -- (0.09)%        Norway -- 1.01%
  Finland -- 1.41%       Portugal -- 0.61%
  France -- 13.51%       Singapore -- 1.12%
  Germany -- 9.16%       Spain -- 2.50%
  Hong Kong -- 3.28%     Sweden -- 1.10%
  Ireland -- 0.71%       Switzerland -- 4.58%
  Italy -- 4.03%         United Kingdom -- 22.54%
  Japan -- 23.12%        United States -- 0.08%

See accompanying notes to financial statements.

Statement of Assets & Liabilities
June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                 International
                                                                  Equity Fund
                                                                 -------------
Assets
Investments, at value (cost $29,489,382)                          $27,190,722
Trustee Deferred Compensation Plan, at value (cost $22,335)            19,295
Cash                                                                  533,625
Receivable for securities sold                                        134,169
Receivable for capital stock issued                                     2,369
Receivable for foreign currency contract                                  301
Dividends, interest and tax reclaims receivable, at value              50,075
Unamortized organization costs                                          6,806
Other assets                                                           23,155
------------------------------------------------------------------------------
Total Assets                                                       27,960,517
------------------------------------------------------------------------------

Liabilities
Payable to investment advisor                                          22,883
Payable for securities purchased                                      183,360
Dealer commissions payable                                              6,190
Trustee Deferred Compensation Plan, at value                           19,295
Accrued distribution plan fees (12b-1) and shareholder service
 fees                                                                   4,299
Accrued transfer agent, fund accounting and administrative fees         8,026
Other accrued liabilities                                               5,790
------------------------------------------------------------------------------
Total Liabilities                                                     249,843
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Net Assets                                                   27,710,674
------------------------------------------------------------------------------

Net Assets
Capital                                                            30,798,553
Accumulated undistributed (distributions in excess of) net
 investment income                                                    114,895
Accumulated undistributed net realized gain (loss) from
 investments                                                         (904,114)
Net unrealized appreciation (depreciation) of investments          (2,298,660)
------------------------------------------------------------------------------
Total Net Assets                                                  $27,710,674
------------------------------------------------------------------------------

Capital Stock Outstanding                                           2,451,795
 (indefinite number of shares authorized, $0.10 par value)
Net Asset Value -- Redemption Price Per Share                     $     11.30
Maximum Sales Charge                                                    5.75%
Maximum Offering Price Per Share                                  $     11.99

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                                 International
                                                                  Equity Fund
                                                                 -------------
Investment Income
Interest                                                          $    19,728
Dividends                                                             235,545
Foreign taxes withheld                                                (26,014)
------------------------------------------------------------------------------
Total Investment Income                                               229,259
------------------------------------------------------------------------------
Expenses
Investment advisor                                                    102,917
Fund accounting                                                        14,959
Transfer agent                                                         12,350
Administrative                                                          5,146
Custodian                                                              36,400
Distribution plan and shareholder service                               3,803
Audit                                                                   6,982
Trustee                                                                 5,518
Registration and filing                                                 3,276
Amortization of organizational costs                                    2,905
Printing                                                                2,379
Legal                                                                   1,130
Postage                                                                 1,456
Insurance                                                               1,432
Other                                                                   2,644
------------------------------------------------------------------------------
Total Expenses                                                        203,297
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Investment Income (Loss)                                           25,962
------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments and foreign
 currency transactions                                               (678,807)
Net change in unrealized appreciation (depreciation) of
 investments                                                       (3,069,490)
------------------------------------------------------------------------------
Net Gain (Loss) from Investments                                   (3,748,297)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations   $(3,722,335)
------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                       International Equity
                                                               Fund
                                                      ------------------------
                                                         2001         2000
                                                      -----------  -----------
Operations
Net investment income (loss)                          $    25,962  $   (96,087)
Net realized gain (loss) from investments and
 futures contracts                                       (678,807)   1,717,373
Net change in unrealized appreciation (depreciation)
 of investments                                        (3,069,490)  (4,896,918)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                            (3,722,335)  (3,275,632)
-------------------------------------------------------------------------------
Distributions to Shareholders from
In excess of net investment income                             --       (4,484)
Net realized gain from investments and futures
 contracts                                                     --   (2,164,287)
In excess of realized gain from investments and
 futures contracts                                             --      (35,803)
Tax return of capital                                          --      (81,281)
-------------------------------------------------------------------------------
Net decrease in net assets resulting from
 distributions                                                 --   (2,285,855)
-------------------------------------------------------------------------------
Capital Transactions
Issued                                                 11,457,973    4,337,756
Reinvested                                                     --    2,304,281
Redeemed                                               (1,217,143)  (3,362,497)
-------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 transactions                                          10,240,830    3,279,540
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                 6,518,495   (2,281,947)
-------------------------------------------------------------------------------

Net Assets -- Beginning of Period                      21,192,179   23,474,126

-------------------------------------------------------------------------------
Net Assets -- End of Period                           $27,710,674  $21,192,179
-------------------------------------------------------------------------------

Share Transactions
Issued                                                    976,046      266,835
Reinvested                                                     --      173,678
Redeemed                                                 (100,129)    (215,846)
-------------------------------------------------------------------------------
Change in shares                                          875,917      224,667
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding During the Six Months Ended June 30, 2001 (unaudited) and Through Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Fund

                             2001        2000     1999     1998      1997*
                            -------     -------  -------  -------   -------
Net Asset Value, Beginning
 of Period                   $13.45      $17.37   $14.47   $12.18    $12.50
-------------------------------------------------------------------------------
Income from Investment
 Operations
Net investment income
 (loss)                       (0.01)      (0.06)   (0.04)   (0.02)    (0.02)
Net gains (losses) on
 securities (both realized
 and unrealized)              (2.14)      (2.26)    4.31     2.43     (0.30)
-------------------------------------------------------------------------------
Total from Investment
 Operations                   (2.15)      (2.32)    4.27     2.41     (0.32)
-------------------------------------------------------------------------------
Less Distributions
In excess of net
 investment income               --          --       --    (0.04)       --
From net capital gains           --       (1.47)   (1.37)   (0.08)       --
In excess of net capital
 gains                           --       (0.08)      --       --        --
Tax return of capital            --       (0.05)      --       --        --
-------------------------------------------------------------------------------
Total Distributions              --       (1.60)   (1.37)   (0.12)       --
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period                      $11.30      $13.45   $17.37   $14.47    $12.18
-------------------------------------------------------------------------------

Total Return (excludes
 sales and redemption
 charges and assumes
 reinvestment of
 distributions)             (15.80%)(2) (13.37%)  30.07%   19.78%    (2.56%)(2)

Ratios/Supplemental Data
Net assets, end of period
 ($000)                     $27,711     $21,192  $23,474  $18,273   $12,190
Ratio of expenses to
 average net assets           1.98% (1)   1.87%    2.00%    2.00%     2.00% (1)
Ratio of net investment
 income (loss) to average
 net assets                   0.25% (1)  (0.41%)  (0.28%)   (0.18)%  (0.43%)(1)
Ratio of expenses to
 average net assets before
 reimbursement of fees        1.98% (1)   1.87%    2.37%    2.17%     2.68% (1)
Portfolio turnover rate      44.78% (2)  69.03%   72.52%   86.13%    12.71% (2)

(1)  Annualized.
(2)  Not annualized.
*  Commenced operations on September 2, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2001 (unaudited)
-------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. Only the financial statements of the International Equity Fund (the "Fund") are in this report. Shares of the Fund are subject to an initial sales charge imposed at the time of purchase and certain redemptions may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus. The investment objective of the Fund is to seek long-term growth from investing primarily in equity securities of foreign issuers.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities owned by the Fund are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. The Fund obtains prices from independent pricing services which use valuation techniques approved by the Board of Trustees ("Trustees"). If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Trustees.

Repurchase agreements. The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Foreign currency translations. Accounting records of the Fund are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Fund denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward currency contracts. The Fund may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Federal income taxes. It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Dividends to shareholders are recorded on the ex-dividend date. The Fund declares dividends from net investment income and distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified to capital.

Expenses. The Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on its relative net assets or other appropriate basis.

Other. The Fund records purchases and sales of investments on the trade date. The Fund calculates realized gains and losses from sales of investments on the first-in first-out basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

The costs related to the organization of the Fund have been deferred and are being amortized on a straight-line basis over a five-year period.

2. Investment Transactions

For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Fund were $19,037,219 and $9,009,882, respectively.

The U.S. federal income tax basis of the Fund's investments at June 30, 2001, was $29,560,089 and net unrealized depreciation for U.S. federal income tax purposes was $2,369,367 (gross unrealized appreciation $1,466,222; gross unrealized depreciation $3,835,589).

3. Agreements and Other Transactions With Affiliates

Meeder Asset Management (formerly R. Meeder & Associates, Inc.) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Fund with investment management, research, statistical and advisory services. For such services, the Fund pays a fee at an annual rate of 1.00% of the average daily net asset value of the Fund. Under an Investment Subadvisory Agreement with MAM, CGU Fund Management serves as subadvisor of the Fund. As subadvisor, CGU Fund Management is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.10% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

Prior to May 1, 2001, MAM voluntarily agreed to reimburse the Fund for the amount by which annual expenses (excluding interest, taxes, brokerage fees, and extraordinary expenses) exceeded 2.00% of average daily net asset. Effective May 1, 2001, MAM ceased the voluntary reimbursement of expenses mainly due to the fact that the Fund has been able to operate under the prior expense limitation.

Pursuant to Rule 12b-1 of the Act a mutual fund can adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The Fund has adopted distribution and service plans with Adviser Dealer Services, Inc. (the "Distributor"). Under each plan, the Fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets.

For the six months ended June 30, 2001, the Distributor received $69 in sales commissions from the sale of the Funds shares.

Certain officers and trustees of the Fund are also officers or directors of Meeder, MAM and MFSCo.

Meeder
Advisor Funds

P.O. Box 7177
Dublin, Ohio 43017
800-494-3539
Distributed by
Adviser Dealer Services, Inc.